UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST
(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive
Baltimore, Maryland 21209
(Address of principle executive offices) (Zip code)

Stephen C. Roussin
Campbell & Company Investment Adviser LLC 2850 Quarry Lake Drive Baltimore, Maryland 21209
(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1.  Schedule of Investments (Unaudited)

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENT SECURITIES
	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)
Consumer Discretionary
Aaron Inc	2,120	$53,530	0.04%
American Greetings Corp Cl A	433	$8,011	0.01%
ANN Inc *	3,307	$75,532	0.06%
Autozone Inc *	2,229	$711,475	0.57%
Brinker International Inc	5,470	$114,432	0.09%
Cablevision System Corp	5,697	$89,614	0.07%
CEC Entertainment Inc	761	$21,666	0.02%
Crocs Inc *	472	$11,177	0.01%
CTC Media Inc	21,169	$188,404	0.14%
Deckers Outdoor Corp *	52	$4,844	0.00%
Devry Inc	4,339	$160,369	0.12%
Dillards Inc Cl A	2,707	$117,700	0.09%
Directv Group Inc Cl A *	3,357	$141,900	0.11%
Finish Line Inc Cl A	2,323	$46,437	0.03%
Foot Locker Inc	845	$16,976	0.01%
Genesco Inc *	91	$4,689	0.00%
Guess Inc	172	$4,900	0.00%
Hanesbrands*	1,160	$29,012	0.02%
Hibbett Sporting Goods Inc *	172	$5,831	0.00%
Iconix Brand Group Inc *	8,542	$134,964	0.10%
Irobot Corp *	99	$2,491	0.00%
John Wiley & Sons Inc Cl A	1,322	$58,723	0.04%
Johnson Controls Inc	5,111	$134,777	0.10%
Liberty Media Corp C Inter A *	4,496	$66,361	0.05%
Madden Steven Ltd *	775	$23,328	0.02%
Mens Wearhouse Inc	2,264	$59,045	0.04%
Netflix Inc *	1,881	$213,061	0.16%
News Corp Cl A	3,661	$56,672	0.04%
Nike Inc Cl B	2,568	$219,590	0.17%
NVR Inc *	72	$43,487	0.03%
Penn National Gaming Inc	646	$21,505	0.02%
Penske Automotive Group Inc	653	$10,448	0.01%
Pinnacle Entertainment *	15,701	$142,565	0.11%
Polaris Industries Inc	1,562	$78,053	0.06%
Pool Corp	1,637	$42,857	0.03%
Priceline Com Inc *	216	$97,083	0.07%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
Red Robin Gourmet Burgers Inc *	9,187	$221,315	0.17%
Scientific Games Corp Cl A *	690	$4,913	0.00%
Shutterfly Inc *	2,413	$99,367	0.07%
Sothebys Cl A	1,034	$28,507	0.02%
Tempur-Pedic	3,750	$197,288	0.15%
Tiffany & Co	3,144	$191,218	0.14%
Time Warner	683	$42,804	0.03%
Time Warner Inc	3,144	$94,226	0.07%
Toll Brothers Inc *	10,810	$155,988	0.12%
Viacom Inc Cl B	9,699	$375,739	0.28%
Virgin Media Inc	2,929	$71,321	0.05%
Walt Disney Company	398	$12,004	0.01%
Warnaco Group Inc *	905	$41,711	0.03%
Wynn Resorts Ltd	4,740	$545,479	0.41%
Total Consumer Discretionary		$5,293,389	3.99%

Consumer Staples
Andersons Inc	1,990	$66,924	0.05%
Avon Products Inc	383	$7,507	0.01%
B & G Foods Inc New Class A	5,157	$86,019	0.06%
Bunge Ltd	1,689	$98,452	0.07%
Church & Dwight Co.Inc.	6,493	$286,991	0.22%
Coca Cola Co	3,547	$239,635	0.18%
Constellation Brands Inc Cl A *	7,883	$141,894	0.11%
Corn Products International Inc	13,789	$541,080	0.41%
Darling International Inc *	2,715	$34,182	0.03%
Energizer Holdings Inc *	804	$53,418	0.04%
Estee Lauder Companies Inc Cl A	5,026	$441,484	0.33%
Green Mountain Coffee Roasters *	1,723	$160,136	0.12%
Hain Celestial Group Inc *	1,993	$60,886	0.05%
Hansen Nat Corp *	2,883	$251,657	0.19%
Herbalife Ltd	2,200	$117,920	0.09%
Hormel Foods Corp	6,712	$181,358	0.14%
Nu Skin Enterprises Inc Cl A	3,042	$123,262	0.09%
Procter & Gamble Co	6,589	$416,293	0.31%
Reynolds Amern Inc	11,960	$448,261	0.33%
Safeway Inc	8,436	$140,291	0.11%
Smithfield Foods Inc *	2,929	$57,116	0.04%
Sysco Corp	10,101	$261,616	0.20%
Winn-Dixie Stores *	4,273	$25,296	0.02%
Total Consumer Staples		$4,241,678	3.20%

Energy
Apache Corp	4,404	$353,377	0.26%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
Baker Hughes Inc	6,659	$307,313	0.23%
Basic Energy Services Inc *	7,626	$107,984	0.08%
Berry Pete Co Cl A	4,335	$153,372	0.12%
Carbo Ceramics Inc	1,270	$130,213	0.10%
Halliburton Co	9,562	$291,832	0.22%
Helmerich & Payne Inc	5,740	$233,044	0.18%
Hollyfrontier Corp	7,780	$203,992	0.15%
National-Oilwell Varco Inc	4,103	$210,156	0.16%
Patterson-Uti Energy Inc	7,407	$128,437	0.10%
Peabody Energy Corp	2,545	$86,225	0.06%
Pioneer Drilling Co *	17,884	$128,407	0.10%
Plains Exploration & Production *	6,179	$140,325	0.11%
Schlumberger	4,025	$240,413	0.18%
Total Energy		$2,715,090	2.05%

Financials
American Cap Strategies Ltd	72,787	$496,407	0.39%
American Financial Group Inc Ohio	2,198	$68,292	0.05%
AON Corp	413	$17,338	0.01%
Ares Capital Corp	330	$4,544	0.00%
Aspen Insurance Holdings Ltd	11,066	$254,961	0.20%
Astoria Financial Corp	16,324	$125,532	0.09%
Brown & Brown Inc	2,261	$40,246	0.03%
Capital One Financial Corp	885	$35,073	0.03%
Cash America International Inc	1,938	$99,148	0.07%
City National Corp CA	4,984	$188,196	0.14%
Commerce Bancshares Inc	492	$17,097	0.01%
Discover Financial Services	2,931	$67,237	0.05%
Dollar Financial Corp *	467	$10,190	0.01%
Ezcorp Inc *	7,193	$205,288	0.15%
First Cash Financial Services *	3,921	$164,486	0.12%
First Midwest Bancorp Inc	5,577	$40,824	0.03%
Firstmerit Corp	1	$11	0.00%
Franklin Resources Inc.	474	$45,333	0.03%
Glacier Bancorp Inc	692	$6,484	0.00%
Hartford Financial Services Group Inc	1,264	$20,401	0.02%
Investment Technology Group I *	5,067	$49,606	0.04%
Leucadia National Corp	7,887	$178,877	0.13%
Loews Corp	6,630	$229,067	0.18%
Markel Corp *	308	$109,996	0.08%
Price T Rowe Group Inc	1,162	$55,509	0.04%
Principal Financial Group Inc	948	$21,491	0.02%
Prosperity Bancshares Inc	1,370	$44,772	0.03%
Prudential Financial Inc	1,117	$52,343	0.04%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
Reinsurance Group Inc Cl A	3,637	$167,120	0.13%
Signature Bank*	5,399	$257,640	0.20%
SVB Financial Group *	6,227	$230,399	0.18%
TD Ameritrade Holdings Corp	7,455	$109,626	0.08%
Torchmark Corp	818	$28,515	0.02%
Waddell & Reed Financial Inc Cl A	1,249	$31,237	0.02%
White Mountains Insurance Group	724	$293,763	0.22%
Total Financials		$3,767,049	2.84%

Health Care
Alexion Pharmaceuticals Inc *	2,752	$176,293	0.13%
Amerigroup Corp *	7,354	$286,880	0.22%
Ariad Pharmaceuticals Inc *	9,131	$80,261	0.06%
Bard C R Inc	5,572	$487,773	0.37%
Becton Dickinson & Co	2,331	$170,909	0.13%
Bio-Rad Laboratories Inc Cl A *	216	$19,606	0.01%
Covance Inc *	1,990	$90,446	0.07%
Cubist Pharmaceuticals Inc *	11,773	$415,822	0.31%
Davita Inc *	5,218	$327,012	0.25%
Express Scripts Inc *	24,556	$910,291	0.69%
Forest Laboratories Inc. *	7,829	$241,055	0.18%
Gen-Probe Inc *	215	$12,309	0.01%
Healthsouth Corp *	4,253	$63,497	0.05%
Humana Inc	1,400	$101,822	0.08%
Illumina Inc *	2,498	$102,218	0.08%
Jazz Pharmaceuticals Inc *	1,019	$42,289	0.03%
Kindred Healthcare Inc *	12,303	$106,052	0.08%
Magellan Health Services Inc *	2,627	$126,884	0.10%
McKesson Corp	4,177	$303,668	0.23%
Medicis Pharmaceutical Corp Cl A	4,996	$182,254	0.14%
Mylan Inc	9,820	$166,842	0.13%
Myriad Genetics Inc *	2,914	$54,608	0.04%
NPS Pharmaceuticals Inc *	8,195	$53,349	0.04%
Omnicare Inc	1,987	$50,529	0.04%
Owens & Minor Inc	1,631	$46,451	0.03%
Parexel International Corp *	679	$12,853	0.01%
Perkinelmer Inc	3,011	$57,841	0.04%
Pfizer Inc	1,405	$24,840	0.02%
Pharmaceutical Products	6,719	$172,410	0.13%
PSS World Medical Inc *	1,531	$30,145	0.02%
Questcor Pharmaceuticals Inc *	2,670	$72,784	0.05%
Salix Pharmaceuticals *	2,412	$71,395	0.05%
St Jude Medical Inc	15,289	$553,309	0.41%
Stryker Corp	812	$38,270	0.03%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Techne Corp	2,832	$192,604	0.15%
Teleflex Inc	560	$30,111	0.02%
Thermo Fisher Corp *	601	$30,435	0.02%
Varian Med Systems Inc *	2,127	$110,944	0.08%
Watson Pharmaceuticals Inc *	6,633	$452,702	0.34%
Wellcare Health Plans Inc *	603	$22,902	0.02%
Zoll Medical Corp *	677	$25,550	0.02%
Total Health Care		$6,518,215	4.91%

Industrials
A.O.Smith Corp	2,196	$70,338	0.05%
Acuity Brands Inc	1,507	$54,312	0.04%
Aircastle Ltd	13,509	$128,606	0.10%
Alaska Air Group Inc *	2,326	$130,931	0.10%
Ametek Inc	3,335	$109,955	0.08%
Arkansas Best Corp	258	$4,167	0.00%
Avery Dennison Corp CA	1,646	$41,282	0.03%
Brinks Co	2,498	$58,228	0.04%
Carlisle Companies Inc	2,454	$78,234	0.06%
Ceradyne Inc *	643	$17,290	0.01%
Cintas Corp	7,573	$213,104	0.16%
Clean Harbors Inc *	2,580	$132,354	0.10%
Corporate Executive Brd Co	905	$26,969	0.02%
Covanta Holding Corpdelaware	4,199	$63,783	0.05%
CSX Corp	2,799	$52,257	0.04%
Deluxe Corp	2,326	$43,264	0.03%
Donaldson Inc	804	$44,059	0.03%
Dover Corp	7,392	$344,467	0.26%
Esterline Technologies Corp *	3,294	$170,761	0.13%
Graco Inc	1,521	$51,927	0.04%
Herman Miller Inc	5,837	$104,249	0.08%
Honeywell International Inc	452	$19,847	0.01%
Hunt J B Trans Services Inc	4,104	$148,236	0.11%
IDEX Corp	5,015	$156,267	0.12%
IHS Inc *	1,877	$140,418	0.11%
Joy Global Inc	3,162	$197,246	0.15%
Kansas City Southern *	43	$2,148	0.00%
KBR Inc	430	$10,161	0.01%
Kirby Corp *	2,171	$114,281	0.09%
Moog Inc Cl A *	1,148	$37,448	0.03%
Norfolk Southern Corp	2,601	$158,713	0.12%
Owens Corning Inc *	4,177	$90,557	0.07%
Pentair Inc	2,498	$79,961	0.06%
Ryder System Inc	517	$19,393	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Shaw Group Inc *	10,864	$236,183	0.18%
Tetra Tech Inc *	6,070	$113,752	0.09%
Textron Inc	2,950	$52,038	0.04%
Transdigm Group Inc *	927	$75,708	0.06%
Tutor Perini Corp *	2,843	$32,666	0.02%
Union Pacific Corp	2,257	$184,329	0.14%
United Continental Holdings Inc *	14,911	$288,975	0.22%
United Technologies Corp	1,325	$93,227	0.07%
UTI Worldwide Inc	2,069	$26,980	0.02%
Watts Water Technologies Inc Cl A	960	$25,584	0.02%
Wesco International Inc *	2,326	$78,037	0.06%
Total Industrials		$4,322,692	3.26%

Information Technology
Acme Packet *	1,815	$77,301	0.06%
Adobe Systems Inc *	4,048	$97,840	0.07%
Akamai Technologies Inc *	7,802	$155,104	0.12%
Altera Corp	22,911	$722,384	0.51%
Analog Devices Inc	2,691	$84,094	0.06%
Arris Group Inc *	3,283	$33,815	0.03%
Arrow Electrs Inc *	1,766	$49,059	0.04%
BMC Software Inc *	1,215	$46,850	0.04%
Broadcom Corp Cl A	3,963	$131,928	0.10%
Cabot Microelectronics Corp *	657	$22,594	0.02%
CACI International Inc Cl A*	1,005	$50,190	0.04%
Commvault Systems Inc *	3,321	$123,076	0.09%
Comtech Telecommunications Corp	483	$13,567	0.01%
Concur Technologies Inc *	1,365	$50,819	0.04%
Cypress Semiconductor Corp	3,618	$54,161	0.04%
Dell Inc *	2,993	$42,321	0.03%
Dolby Laboratories Inc Cl A *	151	$4,143	0.00%
Fair Isaac Corporation	2,757	$60,185	0.05%
Fairchild Semiconductor International *	10,251	$110,711	0.08%
Finisar Corp *	4,479	$78,562	0.06%
Form Factor Inc *	1,711	$10,660	0.01%
Hittite Microwave Corp *	975	$47,483	0.04%
Informatica Corp *	4,192	$171,662	0.13%
International Business Machs Corp	633	$110,693	0.08%
International Rectifier Corp *	11,232	$209,140	0.16%
Intersil Corp	3,347	$34,441	0.03%
IPG Photonics Corp*	4,850	$210,684	0.16%
Juniper Networks Inc *	1,119	$19,314	0.01%
Lexmark International Inc Cl A	2,446	$66,115	0.05%
Littelfuse Inc	603	$24,247	0.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

LSI Corporation *	7,882	$40,829	0.03%
Mantech International Corp Cl A	1,465	$45,972	0.03%
Maximus Inc	533	$18,602	0.01%
Mentor Graphics Corp *	1,982	$19,067	0.01%
National Instruments Corp	321	$7,338	0.01%
Netapp Inc C *	2,312	$78,446	0.06%
Nvidia Corp *	6,572	$82,216	0.06%
Paychex Inc	10,593	$279,337	0.21%
Polycom Inc *	11,297	$207,526	0.16%
Rofin Sinar Technologies Inc *	2,493	$47,866	0.04%
Rovi Corporation *	3,919	$168,439	0.13%
Salesforce Inc *	302	$34,513	0.03%
Sapient Corporation *	5,982	$60,657	0.05%
Semiconductor Corp *	8,565	$61,497	0.05%
Silicon Graphics International Inc *	2,584	$30,801	0.02%
Skyworks Solutions Inc *	2,725	$48,941	0.04%
Solera Holdings Inc	3,879	$195,890	0.15%
Synchronoss Technologies Inc *	1,772	$44,141	0.03%
Tech Data Corp *	151	$6,528	0.00%
Teradyne Inc *	3,532	$38,887	0.03%
Texas Instruments Inc	9,432	$251,363	0.19%
Tibco Software Inc *	6,994	$156,596	0.12%
Trimble Navigation Ltd *	1,016	$34,087	0.03%
Verifone Systems Inc *	1,092	$38,242	0.03%
Vishay Intertechnlgyinc *	19,640	$164,190	0.12%
WebMD Health Corp *	6,073	$183,101	0.14%
Websense Inc *	2,322	$40,171	0.03%
Western Union Co	4,212	$64,401	0.05%
Wright Express Corp *	946	$35,986	0.03%
Zebra Technologies Corp Cl A *	3,948	$122,151	0.09%
Total Information Technology		$5,520,924	4.16%

Materials
Albemarle Corp	4,793	$193,637	0.15%
Ball Corp	27,479	$852,399	0.64%
Celanese Corp Ser A	3,445	$112,066	0.08%
Cliffs Natural Resources Inc	853	$43,648	0.03%
Du Pont E I De Nemours & Co.	8,614	$344,302	0.26%
Freeport Mcmoran Copper & Gold	5,905	$179,807	0.14%
Hecla Mining Co *	10,261	$54,999	0.04%
Huntsman Corp	1,511	$14,611	0.01%
Kronos Worldwide Inc	3,417	$54,945	0.04%
LSB Industries Inc *	5,095	$146,074	0.11%
Rockwood Holdings Inc *	10,070	$339,258	0.26%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Total Materials		$2,335,746	1.76%

Telecommunication Services
AT&T Inc	8,709	$248,381	0.19%
NII Holdings Inc *	5,944	$160,191	0.12%
Total Telecommunication Services		$408,572	0.31%

Utilities
AES Corp *	6,934	$67,676	0.05%
Alliant Energy Corp	9,526	$368,466	0.28%
Black Hills Corp	1,006	$30,824	0.02%
Centerpoint Energy Inc	8,677	$170,243	0.13%
Cleco Corp	6,872	$234,610	0.18%
El Paso Electric Co	7,844	$251,714	0.19%
IdaCorp Inc	4,494	$169,783	0.13%
National Fuel Gas Co	1,192	$58,027	0.04%
New Jersey Resources Corp	4,135	$176,027	0.13%
NV Energy Inc	13,491	$198,453	0.15%
OGE Energy Corp	2,358	$112,689	0.08%
Pinnacle West Capital Corp	3,682	$158,105	0.12%
PNM Resources Inc	10,834	$178,003	0.13%
Portland General Electric Co	6,310	$149,484	0.11%
South Jersey Industries Inc	645	$32,089	0.02%
Southwest Gas Corp	1,716	$62,068	0.05%
UGI Corp	4,645	$122,024	0.09%
Total Utilities		$2,540,285	1.90%

Total Common Stocks (United States) (cost - $39,403,770)		$37,663,640	28.38%

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)
Bermuda
Financials
Arch Capital Group Ltd *	3,832	$125,211	0.10%
Endurance Specialty	2,458	$83,941	0.06%
Partnerre Ltd	2,000	$104,540	0.08%
Total Financials		$313,692	0.24%

Brazil
Utilities

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Centrais Eletricas Brasileiras Adr	910	$7,981	0.01%
Cia Energetica De Minas Gerais Adr	29,265	$434,293	0.32%
Cia Saneamento Basico Do Estad Adr *	6,479	$300,302	0.23%
Total Utilities		$742,576	0.56%

Canada
Consumer Discretionary
Tim Hortons Inc	2,106	$97,466	0.07%
Total Consumer Discretionary		$97,466	0.07%

Energy
Baytex Energy Tr	618	$25,752	0.02%
Nexen Inc	12,571	$194,725	0.15%
Precision Drilling Corp *	19,424	$161,025	0.12%
Talisman Energy Inc	3,476	$42,651	0.03%
Total Energy		$424,153	0.32%

Financials
Brookfield Asset Management Inc Cl A Ltd Vt	2,584	$71,189	0.05%
Brookfield Properties Corp	32,544	$448,131	0.34%
Total Financials		$519,320	0.39%

Industrials
Canadian National Railway	172	$11,452	0.01%
Total Industrials		$11,452	0.01%

Information Technology
Open Text Corp *	5,919	$308,498	0.23%
Total Information Technology		$308,498	0.23%

Materials
Aurico Gold Inc*	1,607	$15,106	0.01%
Eldorado Gold	2,972	$50,940	0.04%
Silver Standard Resources*	6,546	$120,119	0.09%
Silver Wheaton Corp	1,594	$46,943	0.04%
Teck Resources Ltd	1,713	$50,002	0.04%
Total Materials		$283,110	0.22%

Telecommunication Services
Rogers Cl-B Nvtg	2,714	$92,846	0.07%
Telus Corporation Non-Vtg	12,133	$561,030	0.42%
Total Telecommunication Services		$653,876	0.49%
See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Total Canada		$2,297,875	1.73%

Chile
Materials
Sociedad Quimica Y Minera De C Adr	1,120	$53,547	0.04%
Total Materials		$53,547	0.04%

Denmark
Health Care
Novo-Nordisk Adr	415	$41,301	0.03%
Total Health Care		$41,301	0.03%

Great Britain
Consumer Staples
Diageo Plc Adr	1,501	$113,971	0.09%
Total Consumer Staples		$113,971	0.09%

Information Technology
ARM Holdings Plc Cambridge Adr	3,402	$86,751	0.06%
Total Information Technology		$86,751	0.06%

Total Great Britain		$200,722	0.15%

Ireland
Financials
Willis Group Holdings Plc	13,906	$477,949	0.36%
Total Financials		$477,949	0.36%

Health Care
Elan Corp Plc Adr *	7,061	$74,352	0.06%
Warner Chilcott Plc *	5,618	$80,337	0.06%
Total Health Care		$154,689	0.12%

Industrials
Ingersoll-Rand Company Ltd	1,249	$35,084	0.03%
Total Industrials		$35,084	0.03%

Information Technology
Accenture Plc	4,092	$215,567	0.16%
Total Information Technology		$215,567	0.16%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Total Ireland		$883,289	0.67%

Israel
Information Technology
Check Point Software Technologies *	743	$39,201	0.03%
Ezchip Semiconductor Ltd*	89	$2,957	0.00%
Nice Systems Ltd Adr *	1,573	$47,741	0.04%
Total Information Technology		$89,899	0.07%

Japan
Consumer Discretionary
Abc Mart	1,600	$62,114	0.05%
Aisan Industry	2,400	$21,362	0.02%
Alpen	800	$14,937	0.01%
Arnest One	3,300	$34,468	0.03%
Asics	29,200	$404,059	0.31%
Benesse Holdings	1,100	$48,883	0.04%
Bridgestone	5,400	$124,155	0.09%
Chiyoda	200	$3,384	0.00%
Cyber Agent	87	$235,359	0.18%
Daido Metal	6,000	$69,831	0.05%
F-Tech	600	$7,668	0.01%
Fast Retailing	800	$145,216	0.11%
Fuji Heavy Industrial	23,000	$136,678	0.10%
Fujitsu General	20,000	$119,629	0.09%
GEO	1	$1,207	0.00%
Gulliver	20	$885	0.00%
Gunze	1,000	$3,309	0.00%
H2O Retailing Corp	6,000	$48,267	0.04%
Honda Motor Adr	8,803	$256,607	0.19%
Honda Motor Co	1,000	$29,829	0.02%
Izumi	100	$1,566	0.00%
Jupiter Telecom	51	$55,254	0.04%
K's Holdings	200	$7,928	0.01%
Kayaba Industries	20,000	$113,920	0.09%
Musashi Seimitsu	1,300	$31,660	0.02%
Namco Bandai Holding	2,900	$39,546	0.03%
Nifco	400	$10,396	0.01%
Nikon	4,400	$105,217	0.08%
Nissin Kogyo	2,500	$37,692	0.03%
Nitori Hd	600	$60,723	0.05%
Onward Holdings	10,000	$80,056	0.06%
Oriental Land	900	$96,573	0.07%
Parco	4,300	$33,810	0.03%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Plenus	1,000	$16,348	0.01%
Resorttrust	100	$1,718	0.00%
Roland	100	$760	0.00%
Round One	4,500	$32,989	0.02%
S'Tomo Rubber Industrial	400	$5,180	0.00%
Sega Sammy Holdings	4,700	$111,293	0.08%
Sekisui Chemical	10,000	$84,986	0.06%
Shimachu	2,000	$48,474	0.04%
Shimano	100	$5,352	0.00%
Showa	1,600	$9,612	0.01%
Take & Give Needs	7	$460	0.00%
Tamron	3,900	$124,583	0.09%
Token Corp	260	$10,407	0.01%
Tomy	6,700	$52,681	0.04%
Toridoll	600	$5,629	0.00%
Toyota Industries	600	$17,750	0.01%
Unipres	300	$8,209	0.01%
United Arrows Ltd	2,500	$48,299	0.04%
Yamaha Motor	10,600	$142,486	0.11%
Total Consumer Discretionary		$3,169,404	2.39%

Consumer Staples
Ajinomoto Co	6,000	$71,622	0.05%
Ariake Japan	900	$18,415	0.01%
Dr Ci Labo	6	$39,003	0.03%
Itoham Foods	2,000	$7,448	0.01%
Japan Tobacco	79	$372,596	0.31%
Mandom	200	$5,997	0.00%
Mikuni Coca-Cola	100	$913	0.00%
Mitsui Sugar	6,000	$25,613	0.02%
Nichirei	6,000	$27,948	0.02%
NPN Flour Mills	1,000	$4,892	0.00%
Sakata Seed	200	$3,101	0.00%
Sapporo Holdings	74,000	$278,443	0.21%
Seven & I Holdings	2,400	$68,165	0.05%
Shiseido	3,000	$58,660	0.04%
Sugi Holdings Co Ltd	800	$22,608	0.02%
Sundrug	200	$6,324	0.00%
Toyo Suisan	2,000	$55,092	0.04%
UNY	10,200	$96,082	0.07%
Yakult Honsha	1,900	$59,585	0.04%
Total Consumer Staples		$1,222,507	0.92%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Energy
Idemitsu Kosan	600	$54,651	0.04%
Inpex Corporation	29	$182,117	0.14%
San-Ai Oil	1,000	$4,905	0.00%
Toyo Kanetsu	15,000	$30,361	0.02%
Total Energy		$272,034	0.20%

Financials
77 Bank	16,000	$73,283	0.06%
Aeon Credit	11,100	$172,538	0.13%
Aomori Bk	4,000	$13,961	0.01%
Aozora Bank	60,000	$139,351	0.10%
Bank Of Kyoto	13,000	$116,891	0.09%
Bank Of Saga	2,000	$5,527	0.00%
Bank Of Yokohama	31,000	$157,270	0.12%
Century Tokyo Leasing	600	$12,012	0.01%
Chugoku Bank	1,000	$14,869	0.01%
Daiwa House Industry	2,000	$26,054	0.02%
Goldcrest	310	$5,808	0.00%
Gunma Bank	2,000	$11,262	0.01%
Hitachi Capital	300	$3,787	0.00%
Hokuhoku	10,000	$22,057	0.02%
Hyakugo Bank	2,000	$8,589	0.01%
IBJ Leasing	300	$7,310	0.01%
Joyo Bank	3,000	$14,091	0.01%
Juroku Bank	3,000	$9,965	0.01%
Keiyo Bank	4,000	$21,850	0.02%
Mitsub UFJ Financial	37,700	$173,161	0.13%
Mitsubishi UFJ Lease & Finance	930	$37,708	0.03%
Musashino Bank	300	$10,860	0.01%
Nishi Nippon City Bank	13,000	$40,482	0.03%
Nomura Real Estate	4,000	$61,294	0.05%
NTT Urban Development	66	$48,555	0.04%
Orix	2,680	$213,506	0.16%
Promise	36,900	$315,514	0.24%
Resona Holdings	28,000	$135,147	0.10%
San-In Godo Bank	4,000	$31,088	0.02%
Sapporo Hokuyo	14,000	$50,135	0.04%
SMFG	5,000	$143,114	0.11%
Sumitomo Mitsui Trust	86,000	$285,960	0.19%
Sumitomo Re	10	$426	0.00%
Sumitomo Realty	8,000	$156,426	0.12%
T&D Holdings	12,300	$117,619	0.09%
Tochigi Bank	2,000	$7,811	0.01%
Tokyu Land	30,000	$109,379	0.08%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Yamanashi Chuo Bank	2,000	$9,290	0.01%
Total Financials		$2,783,950	2.10%

Health Care
Asahi Intecc	1,400	$37,656	0.03%
Dainip Sumit Pharma	800	$8,896	0.01%
Eiken Chemical	200	$2,696	0.00%
Eisai	13,200	$535,204	0.38%
Hitachi Medical	2,000	$22,109	0.02%
Mitsubishi Tanabe Pharmaceutical Corp	400	$7,479	0.01%
Mochida Pharmaceutical	2,000	$23,044	0.02%
Nichi Iko Pharmaceutical	100	$2,686	0.00%
Nihon Kohden	7,600	$206,587	0.16%
Olympus	800	$25,088	0.02%
Shionogi	16,500	$246,842	0.19%
Ship Helthcare	2,500	$62,507	0.05%
Sysmex Corp	2,800	$101,542	0.08%
Toho Holdings	1,100	$13,559	0.01%
Towa Pharmaceutical	2,200	$101,620	0.08%
Tsumura	200	$6,415	0.00%
Total Health Care		$1,403,930	1.06%

Industrials
Aeon Delight	2,400	$51,910	0.04%
Aica Kogyo	800	$11,594	0.01%
Asahi Diamond Ind	16,500	$233,997	0.18%
Chiyoda	16,000	$158,814	0.12%
Cosel	900	$13,663	0.01%
Duskin	500	$10,276	0.01%
East Japan Railway	3,900	$238,337	0.18%
Fanuc	2,300	$323,193	0.23%
Fujikura	24,000	$80,030	0.06%
Furukawa Electric	127,000	$350,986	0.24%
Hisaka Works	5,000	$56,701	0.04%
JGC	8,000	$199,711	0.15%
Kamigumi	17,000	$153,079	0.12%
Kawasaki Kisen	49,000	$103,631	0.08%
Keihin Electric Express Railway	18,000	$167,221	0.13%
Keio Electric Railway	12,000	$86,569	0.07%
Keisei Electric Railway	9,000	$61,657	0.05%
Kintetsu World Express	1,800	$52,011	0.04%
M'Bishi Electric	19,000	$171,334	0.13%
Maeda	16,000	$60,411	0.05%
Makino Milling	37,000	$221,314	0.17%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Makita	900	$32,592	0.02%
Matsuda Sangyo	800	$12,238	0.01%
Meidensha	2,000	$7,577	0.01%
Meitec	1,900	$36,683	0.03%
Minebea	22,000	$75,073	0.06%
Mitsubishi	1,300	$26,853	0.02%
Mitsui	8,200	$120,652	0.09%
Mitsui Matsushima	4,000	$7,110	0.01%
Mitsui-Soko	2,000	$7,811	0.01%
Mori Seiki	8,600	$78,332	0.06%
Nabtesco	10,100	$194,736	0.15%
NEC Networks	400	$6,337	0.00%
Nichias	2,000	$11,781	0.01%
Nichiha	600	$6,796	0.01%
Nihon M&A Center	8	$46,398	0.03%
Nippon Express	9,000	$38,769	0.03%
Nippon Road	2,000	$5,424	0.00%
Nippon Sheet Glass	58,000	$131,696	0.10%
Nippon Steel Trading	2,000	$5,683	0.00%
Nippon Thompson	2,000	$12,145	0.01%
Nissin Electric	19,000	$143,970	0.11%
Nitta	1,700	$36,593	0.03%
Noritz	1,900	$43,881	0.03%
NS United Kaiun	8,000	$11,729	0.01%
NTN	13,000	$62,072	0.05%
Obayashi	15,000	$75,320	0.06%
Odakyu Railway	5,000	$47,878	0.04%
Oiles	1,200	$23,853	0.02%
Okuma Corp	37,000	$228,995	0.17%
OSG	7,700	$94,113	0.07%
OYO	1,200	$12,643	0.01%
Sankyu	1,000	$4,762	0.00%
Sanwa Holdings Corp	2,000	$6,643	0.01%
Sanyo Denki	1,000	$6,345	0.00%
Secom	3,600	$175,162	0.13%
Shimizu	66,000	$294,584	0.22%
Sinfonia Technologies	42,000	$112,259	0.08%
Sohgo Security	400	$4,536	0.00%
Sumitomo	11,200	$140,524	0.11%
Sumitomo Electric Industrial	27,800	$330,766	0.25%
Sumitomo Ware-H	1,000	$4,658	0.00%
Taihei Dengyo	3,000	$19,307	0.01%
THK	11,000	$187,112	0.14%
Tobu Railway	16,000	$75,981	0.06%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Toshiba Machine	56,000	$237,598	0.18%
West Japan Railway	3,200	$137,846	0.10%
Total Industrials		$6,190,255	4.66%

Information Technology
Advantest	22,600	$248,663	0.19%
Brother Industries	2,700	$32,125	0.02%
Canon Electronics	1,000	$28,493	0.02%
Capcom	2,800	$70,771	0.05%
Citizen Holdings	4,200	$21,307	0.02%
Dena	5,900	$250,326	0.19%
Denki Kogyo	1,000	$4,048	0.00%
Digital Arts	13	$7,253	0.01%
Faith	145	$14,468	0.01%
Fuji Soft	200	$3,311	0.00%
Geomatec	200	$2,621	0.00%
GMO	8,700	$34,993	0.03%
Hitachi Ltd Adr	861	$42,551	0.03%
Hokuriku Elec Industrial	5,000	$7,915	0.01%
Ines	300	$2,036	0.00%
Japan Digital Lab	100	$1,164	0.00%
Keyence	300	$83,299	0.06%
KOA	100	$1,094	0.00%
Konami	1,500	$50,972	0.04%
Meiko Electronics	2,300	$23,277	0.02%
Melco Holdings	100	$3,154	0.00%
Murata Manufacturing	6,300	$345,361	0.28%
Net One Systems	6	$15,951	0.01%
Nichicon	17,500	$214,119	0.16%
Nippon Ceramic	400	$7,941	0.01%
Nippon Chemi-Con	12,000	$43,752	0.03%
NSD	100	$825	0.00%
Oracle	8,300	$294,754	0.22%
Osaki Electric	4,000	$39,703	0.03%
Roland Dg Corp	600	$6,462	0.00%
So-Net Entertainment	20	$84,597	0.06%
Star Micronics	3,700	$36,870	0.03%
Sumco	25,300	$240,948	0.18%
Taiyo Yuden	14,000	$103,904	0.08%
TDK	8,600	$304,961	0.23%
TKC	200	$4,214	0.00%
Trend	1,600	$50,654	0.04%
Yamatake	2,700	$58,644	0.04%
Yaskawa Electric	25,000	$192,029	0.14%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Total Information Technology		$2,979,530	2.24%

Materials
Asahi Kasei	87,000	$529,417	0.42%
Chugoku Paints	7,000	$51,407	0.04%
Daido Steel	1,000	$6,046	0.00%
Fuji Seal	1,600	$31,617	0.02%
Kureha	1,000	$4,360	0.00%
Lintec	8,100	$163,006	0.12%
M'Bishi Steel Manufacturing	6,000	$17,438	0.01%
Mbishi Materials	70,000	$173,475	0.13%
Mitsubishi Chemical Holdings	500	$3,432	0.00%
Mitsui Chemicals	7,000	$23,705	0.02%
Mitsui Mining and Smelting	59,000	$154,636	0.12%
Nihon Parkerizing	3,000	$42,778	0.03%
Nippon Paper	600	$16,099	0.01%
Nippon Shokubai	1,000	$12,586	0.01%
Nippon Soda	8,000	$36,745	0.03%
Nissan Chemical Industrial	100	$948	0.00%
Nittetsu Mining	2,000	$8,356	0.01%
NPN Chemical Industrial	2,000	$3,789	0.00%
NPN Chutetsukan	1,000	$2,011	0.00%
NPN Light Metal	39,000	$65,277	0.05%
Osaka Steel	200	$3,649	0.00%
S'Tomo Metal Manufacturing Co	2,000	$26,910	0.02%
S'Tomo Seika Chemical	4,000	$18,943	0.01%
Sakata Inx	2,000	$9,498	0.01%
Sanyo Chemical Industrial	2,000	$15,622	0.01%
Sumitomo Bakelite	18,000	$97,157	0.07%
Tenma	200	$1,822	0.00%
Toagosei	12,000	$59,477	0.04%
Tokai Carbon	8,000	$40,378	0.03%
Tokuyama	94,000	$330,524	0.25%
Topy Industries	30,000	$73,179	0.06%
Toray Industries	16,000	$113,557	0.09%
Tosoh	101,000	$321,066	0.24%
Toyo Ink Sc Holdings	6,000	$23,978	0.02%
Toyo Kohan	1,000	$4,321	0.00%
Total Materials		$2,487,209	1.87%

Telecommunication Services
KDDI	51	$354,684	0.27%
Total Telecommunication Services		$354,684	0.27%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Utilities
Chubu Ele	500	$9,485	0.01%
Okinawa Electric	100	$4,502	0.00%
Osaka Gas	91,000	$380,192	0.31%
Toho Gas	9,000	$59,555	0.04%
Tokyo Gas	75,000	$351,297	0.26%
Total Utilities		$805,031	0.62%

Total Japan		$21,668,534	16.33%

Mexico
Consumer Staples
Coca Cola Femsa Sab De Cv Adr	497	$44,099	0.03%
Total Consumer Staples		$44,099	0.03%

People's Republic Of China
Consumer Discretionary
Focus Media Holdings Ltd Adr*	6,020	$101,347	0.08%
Total Consumer Discretionary		$101,347	0.08%

Energy
Yanzhou Coal Mining Co Ltd Adr	3,303	$69,693	0.05%
Total Energy		$69,693	0.05%

Information Technology
Baidu Adr *	732	$78,258	0.06%
Sohu.com Inc *	1,938	$93,412	0.07%
Total Information Technology		$171,670	0.13%

Total People's Republic Of China		$342,710	0.26%

Philippines
Telecommunication Services
Philippine Long Dist Sp Adr	934	$46,261	0.03%
Total Telecommunication Services		$46,261	0.03%

Russia
Materials
Mechel OAO Adr	7,992	$81,438	0.05%
Total Materials		$81,438	0.05%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

South Africa
Materials
Harmony Gold Mining Co Ltd Adr	16,010	$187,797	0.14%
Total Materials		$187,797	0.14%

South Korea
Utilities
Korea Electric Power (DTC)	3,278	$27,863	0.02%
Total Utilities		$27,863	0.02%

Sweden
Information Technology
Ericsson L M Tel Co Adr	1,335	$12,749	0.01%
Total Information Technology		$12,749	0.01%

Switzerland
Materials
Syngenta Ag Adr	656	$34,027	0.03%
Total Materials		$34,027	0.03%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufacturing Adr	22,999	$262,879	0.20%
Total Information Technology		$262,879	0.20%

Telecommunication Services
Chunghwa Telecom Co Ltd Adr	15,424	$508,992	0.38%
Total Telecommunication Services		$508,992	0.38%

Total Taiwan, Republic Of China		$771,871	0.58%

Total Common Stocks (Non-United States) (cost - $28,102,425)		$27,840,250	20.97%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$11,000,000	10/06/2011	U.S. Treasury Bills
(cost, including accrued interest, - $10,999,988)			$10,999,988	8.29%

Total investment securities (cost - $78,506,183)			$76,503,878	57.64%

FUTURES CONTRACTS PURCHASED
Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
	Coffee	Dec-11	NYCSCE	21	$(300,675)	(0.23)%
	KC Hard Red Winter Wheat	Dec-11	KCBOT	7	$(21,275)	(0.02)%
	Lean Hogs	Dec-11	CME	77	$141,110	0.12%
	Live Cattle	Dec-11	CME	53	$70,880	0.05%
	Soybean Oil	Dec-11	CBOT	28	$(118,104)	(0.09)%
Total agricultural					$(228,064)	(0.17)%

Energy
	Heating Oil	Oct-11	NYMEX	8	$(25,573)	(0.02)%
	London Brent Crude	Oct-11	IPE	16	$(128,690)	(0.10)%
	London Gas Oil	Nov-11	IPE	44	$(72,600)	(0.05)%
	NY Gasoline RBOB	Oct-11	NYMEX	29	$(171,771)	(0.13)%
Total energy					$(398,634)	(0.30)%

Long-term interest rates

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

10 Year Japanese Government Bond	Dec-11	TOKYO	50	$(242,880)	(0.18)%
10 Year U.S. Treasury Notes	Dec-11	CBOT	87	$(44,563)	(0.03)%
5 Year U.S. Treasury Notes	Dec-11	CBOT	291	$(120,524)	(0.09)%
Australian 10 Year 6% Bond	Dec-11	SFE	79	$(82,973)	(0.06)%
Australian 3 Year 6% Treasury Bond	Dec-11	SFE	225	$(89,573)	(0.07)%
Canadian 10-Year Govt Bond	Dec-11	ME	86	$98,214	0.07%
Euro-BOBL (Medium Term Interest Rate)	Dec-11	EUREX	72	$(34,484)	(0.03)%
Euro-Bund (Long Term Interest Rate)	Dec-11	EUREX	41	$(38,658)	(0.03)%
Long Gilt	Dec-11	LIFFE	58	$(14,468)	(0.01)%
US Bond	Dec-11	CBOT	17	$27,219	0.02%
Total long-term interest rates				$(542,690)	(0.41)%

Metals
Gold	Dec-11	NYMEX	16	$(74,360)	(0.06)%
Silver	Dec-11	NYMEX	4	$(22,415)	(0.02)%
Synthetic Aluminum	Dec-11	LME	49	$(179,741)	(0.14)%
Synthetic Copper	Dec-11	LME	33	$(1,129,852)	(0.85)%
Synthetic Nickel	Dec-11	LME	14	$(177,704)	(0.13)%
Synthetic Zinc	Dec-11	LME	85	$(569,266)	(0.43)%
Total metals				$(2,153,338)	(1.63)%

Short-term interest rates
Australian Bank Bills	Mar-12	SFE	206	$(26,909)	(0.02)%
Canadian Bank Bill	Mar-12	ME	4	$814	0.00%
Euribor (3 Month Interest Rate)	Dec-12	LIFFE	154	$(20,655)	(0.02)%
Euro-Schatz Future (Short Term Interest Rate)	Dec-11	EUREX	308	$(48,457)	(0.04)%
Eurodollar	Sep-13	CME	702	$(188,175)	(0.13)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

	Short Sterling	Dec-12	LIFFE	1,184	$(62,944)	(0.05)%
Total short-term interest rates					$(346,326)	(0.26)%

Stock indicies
	NASDAQ 100 E-MINI Index	Dec-11	CME	15	$(9,650)	(0.01)%
	Mini SP 500 Index	Dec-11	CME	97	$(100,270)	(0.07)%
Total stock indicies					$(109,920)	(0.08)%

Net unrealized loss on futures contracts purchased					$(3,778,972)	(2.85)%

FUTURES CONTRACTS SOLD
Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
	Corn	Dec-11	CBOT	29	$33,688	0.03%
	Cotton	Dec-11	NYCE	19	$1,215	0.00%
	Soybean Meal	Dec-11	CBOT	52	$180,480	0.14%
	Soybeans	Nov-11	CBOT	22	$58,450	0.04%
	Sugar #11 (World)	Feb-12	NYCSCE	16	$(8,870)	(0.01)%
	Wheat	Dec-11	CBOT	52	$173,949	0.13%
Total agricultural					$438,912	0.33%

Energy
	Crude Oil	Oct-11	NYMEX	17	$43,110	0.03%
	Natural Gas	Oct-11	NYMEX	174	$316,630	0.24%
Total energy					$359,740	0.27%

Metals
	High Grade Copper	Dec-11	NYMEX	2	$6,313	0.00%
	Synthetic Aluminum	Dec-11	LME	88	$348,349	0.26%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Synthetic Copper	Dec-11	LME	54	$1,876,952	1.41%
Synthetic Nickel	Dec-11	LME	28	$514,940	0.39%
Synthetic Zinc	Dec-11	LME	167	$820,166	0.63%
Total metals				$3,566,720	2.69%

Stock indicies
Amsterdam Exchange Index Future	Oct-11	ENXTAM	22	$(24,055)	(0.02)%
FT-SE Index	Dec-11	LIFFE	3	$1,484	0.00%
German Stock Index (Euro)	Dec-11	EUREX	5	$(11,158)	(0.01)%
Hang Seng Index	Oct-11	HKFE	61	$148,876	0.12%
Osaka Nikkei	Dec-11	OSE	17	$(23,354)	(0.02)%
S&P Canada 60 Index Futures	Dec-11	ME	4	$(10,478)	(0.01)%
SIMEX MSCI Taiwan Index	Oct-11	SGX	93	$(55,800)	(0.04)%
SPI200 Index	Dec-11	SFE	24	$2,887	0.00%
Total stock indicies				$28,402	0.02%

Net unrealized gain on futures contracts sold				$4,393,774	3.31%

Net unrealized gain on futures contracts				$614,802	0.46%

LONG FORWARD CURRENCY CONTRACTS
Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	12/21/2011	21,262,658	Australian Dollar	$(1,597,502)	(1.20)%
RBS	12/21/2011	26,324,895	British Pound	$(7,335)	(0.01)%
RBS	12/21/2011	27,523,034	Canadian Dollar	$(1,333,448)	(1.00)%
RBS	12/21/2011	30,668,975	Euro	$(807,088)	(0.61)%
RBS	12/21/2011	6,263,492,551	Japanese Yen	$40,534	0.03%
RBS	12/21/2011	38,113,307	Mexican Peso	$(99,902)	(0.08)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

RBS	12/21/2011	26,558,435	New Zealand Dollar	$(1,348,793)	(1.02)%
RBS	12/21/2011	138,024,858	Norwegian Krone	$(1,876,168)	(1.41)%
RBS	12/21/2011	73,072,525	Singapore Dollar	$(4,279,525)	(3.22)%
RBS	12/21/2011	49,363,597	South African Rand	$(605,359)	(0.46)%
RBS	12/21/2011	84,291,833	Swedish Krona	$(556,201)	(0.42)%
RBS	12/21/2011	13,528,552	Swiss Franc	$(652,744)	(0.49)%
Net unrealized loss on long forward currency contracts				$(13,123,531)	(9.89)%

SHORT FORWARD CURRENCY CONTRACTS
Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	12/21/2011	22,704,259	Australian Dollar	$881,817	0.66%
RBS	12/21/2011	32,033,897	British Pound	$594,890	0.45%
RBS	12/21/2011	31,288,485	Canadian Dollar	$1,045,836	0.79%
RBS	12/21/2011	45,748,967	Euro	$1,807,425	1.36%
RBS	12/21/2011	3,878,034,789	Japanese Yen	$217,921	0.16%
RBS	12/21/2011	84,256,314	Mexican Peso	$408,327	0.31%
RBS	12/21/2011	23,855,812	New Zealand Dollar	$574,535	0.43%
RBS	12/21/2011	147,901,760	Norwegian Krone	$801,050	0.60%
RBS	12/21/2011	82,173,538	Singapore Dollar	$1,918,850	1.46%
RBS	12/21/2011	61,829,283	South African Rand	$403,269	0.30%
RBS	12/21/2011	90,505,335	Swedish Krona	$93,980	0.07%
RBS	12/21/2011	12,767,115	Swiss Franc	$452,871	0.34%
Net unrealized gain on short forward currency contracts				$9,200,771	6.93%

Net unrealized loss on forward currency contracts				$(3,922,760)	(2.96)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

INVESTMENT SECURITIES SOLD SHORT

	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)
Consumer Discretionary
Aeropostale ***	6,116	$66,114	0.05%
American Axle & Manufacturing Holdings Inc	4,998	$38,135	0.03%
American Eagle Outfitters Inc	36,736	$430,546	0.33%
Brown Shoe Inc	3,814	$27,156	0.02%
Brunswick Corp	6,778	$95,163	0.07%
Cabela's Inc ***	1,610	$32,989	0.02%
Carmax Inc ***	5,470	$130,460	0.10%
Children's Place Retail Stores ***	9,407	$437,708	0.33%
Cooper Tire & Rubber Co	3,122	$33,999	0.03%
D.R. Horton Inc	10,158	$91,828	0.07%
Darden Restaurants Inc	471	$20,135	0.02%
Dineequity Inc	946	$36,412	0.03%
Dreamworks Animation Skg Inc Cl A ***	11,605	$210,979	0.16%
Gentex Corp	2,098	$50,457	0.04%
Goodyear Tire & Rubr Co ***	998	$10,070	0.01%
International Game Technology	2,756	$40,045	0.03%
Kohls Corp	15,343	$753,341	0.57%
Krispy Kreme Doughnuts Inc ***	5,408	$36,883	0.03%
Lamar Advertising Cocl A ***	2,269	$38,641	0.03%
Lifetime Fitness ***	3,316	$122,195	0.09%
National Cinemedia Inc	59,672	$865,841	0.65%
Nordstrom Inc	2,627	$120,001	0.09%
Orient-Exp Htls	4,171	$28,822	0.02%
Panera Bread Co Cl A ***	258	$26,817	0.02%
Pep Boys-Manny Moe & Jack	41,529	$409,891	0.31%
Pier 1 Imports Inc ***	5,949	$58,181	0.04%
Regis Corp	14,736	$207,630	0.16%
Ruby Tuesday Inc	988	$7,074	0.01%
Saks Inc ***	7,738	$67,708	0.05%
Scholastic Corp	646	$18,107	0.01%
Select Comfort Corp ***	2,181	$30,469	0.02%
Sonic Corp ***	5,863	$41,451	0.03%
Starwood Hotels & Resorts	1,136	$44,100	0.03%
Tenneco Inc ***	1,714	$43,896	0.03%
Thor Industries Inc	6,276	$139,013	0.10%
Trw Automotive Holdings Corp ***	156	$5,106	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)
Urban Outfitters Inc ***	2,275	$50,755	0.04%
Vail Resorts Inc	2,498	$94,399	0.07%
WMS Industries Inc ***	4,130	$72,647	0.05%
Total Consumer Discretionary		$5,035,164	3.79%

Consumer Staples
Campbell Soup	3,532	$114,331	0.09%
Central European Distr Corp ***	1,080	$7,571	0.01%
Chiquita Brands International Inc ***	2,644	$22,051	0.02%
Costco Wholesale Corp	4,099	$336,651	0.25%
Kimberly-Clark Corp	12,793	$908,431	0.68%
Treehouse Foods Inc ***	14,342	$886,909	0.67%
Tyson Foods Inc Cl A	5,552	$96,383	0.07%
Walgreen Co	2,895	$95,217	0.07%
Total Consumer Staples		$2,467,544	1.86%

Energy
Alpha Natural Resources Inc A ***	1,789	$31,647	0.02%
Anadarko Pete Corp	1,878	$118,408	0.09%
Arch Coal Inc	7,395	$107,819	0.08%
Atwood Oceanics Inc ***	5,729	$196,848	0.15%
Brigham Exploration Company ***	2,358	$59,587	0.04%
Bristow Group Inc	1,206	$51,171	0.04%
Cameron International Corp Com ***	905	$37,594	0.03%
Carrizo Oil & Gas Inc ***	1,511	$32,570	0.02%
Chesapeake Energy Corp	3,488	$89,118	0.07%
Cimarex Energy Co	1,639	$91,292	0.07%
Comstock Resources Inc ***	4,173	$64,515	0.05%
Continental Resources Inc ***	2,289	$110,719	0.08%
Denbury Resources Holdings Inc ***	6,934	$79,741	0.06%
Dresser-Rand Group Inc ***	3,445	$139,626	0.11%
Dril-Quip Inc ***	577	$31,106	0.02%
Energen Corp	2,081	$85,092	0.06%
EOG Resources Inc	1,249	$88,691	0.07%
EQT Corp	2,689	$143,485	0.11%
Exxon Mobil Corp	2,670	$193,922	0.15%
FMC Technologies Inc ***	3,105	$116,748	0.09%
Georesources Inc ***	3,929	$69,897	0.05%
Gulfmark Offshore Inc ***	1,000	$36,340	0.03%
Hess Corp	3,618	$189,800	0.14%
Hornbeck Offshore Services Inc ***	9,727	$242,300	0.18%
McDermott International Inc ***	2,742	$29,504	0.02%
McMoran Exploration Co ***	4,695	$46,621	0.04%
Murphy Oil Corp	4,092	$180,703	0.14%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Newfield Expl Co ***	1,812	$71,918	0.05%
Oceaneering International Inc	1,299	$45,907	0.03%
Penn Va Corp	2,900	$16,153	0.01%
Petroleum Development Corp ***	2,166	$41,999	0.03%
Range Resources Corp	2,001	$116,978	0.09%
Swift Energy Co ***	3,162	$76,963	0.06%
Teekay Corp	1,809	$40,901	0.03%
Tetra Technologies Inc***	4,324	$33,381	0.03%
Tidewater Inc	1,483	$62,360	0.05%
W&T Offshore Inc	2,135	$29,378	0.02%
Walter Energy	1,023	$61,390	0.05%
Whiting Petroleum Corp ***	2,326	$81,596	0.06%
Total Energy		$3,343,788	2.52%

Financials
Affiliated Managers Group Inc ***	1,895	$147,905	0.11%
Allstate Corp	3,790	$89,785	0.07%
Assurant Inc	20,793	$744,389	0.55%
Bank Of America Corp	3,575	$21,879	0.02%
CB Richard Ellis Group Inc Cl A ***	10,935	$147,185	0.11%
Chubb Corp	1,967	$118,000	0.09%
Corelogic ***	13,828	$147,545	0.11%
East-West Bancorp Inc	2,436	$36,321	0.03%
Eaton Vance Corp	8,959	$199,517	0.15%
FNB Corp	689	$5,905	0.00%
Forest City Enterprises Inc Cl A	12,782	$136,256	0.10%
Intercontinental Exchange ***	2,033	$240,423	0.18%
J.P. Morgan Chase & Co	2,627	$79,125	0.06%
Janus Capital Group Inc	1,120	$6,720	0.01%
Jefferies Group Inc	5,557	$68,962	0.05%
Jones Lang Lasalle Inc	388	$20,102	0.02%
Knight Capital Group Inc ***	20,736	$252,150	0.19%
Legg Mason Inc	1,393	$35,814	0.03%
M & T Bank Corp	107	$7,479	0.01%
Metlife Inc	1,852	$51,875	0.04%
Moody's Corp	3,833	$116,715	0.09%
Morgan Stanley	1,597	$21,575	0.02%
National Financial Partners Co	2,647	$28,958	0.02%
Peoples United Financial Inc	6,805	$77,577	0.06%
The Hanover Insurance Group	12,120	$430,260	0.32%
UMB Financial Corp	3,249	$104,228	0.08%
Wintrust Financial Corp	1,618	$41,761	0.03%
Total Financials		$3,378,411	2.55%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Health Care
Allergan Inc	86	$7,085	0.01%
Allscripts Healthcare Solution ***	21,787	$392,602	0.30%
Biomarin Pharmaceutical Inc ***	11,610	$370,011	0.28%
Bristol Myers Squibb Co	28,857	$905,533	0.68%
Catalyst Health Solutions Inc ***	1,002	$57,805	0.04%
Celgene Corp ***	9,319	$576,939	0.43%
Cepheid Inc ***	8,732	$339,064	0.26%
Cerner Corp ***	7,607	$521,232	0.39%
Coventry Health Care Inc ***	2,886	$83,146	0.06%
Cyberonics Inc ***	1,034	$29,262	0.02%
Dentsply International Inc	2,032	$62,362	0.05%
Dexcom Inc ***	2,947	$35,364	0.03%
Exelixis Inc ***	2,343	$12,793	0.01%
Hill-Rom Holdings	177	$5,314	0.00%
Intermune Inc ***	4,193	$84,699	0.06%
Life Technologies Corporation ***	7,205	$276,888	0.21%
Lifepoint Hospitals Inc ***	22,553	$826,342	0.62%
Momenta Pharm ***	2,535	$29,153	0.02%
Pharmasset Inc ***	111	$9,143	0.01%
Theravance ***	6,076	$122,371	0.09%
Wright Medical Group Inc ***	47,994	$858,133	0.65%
Total Health Care		$5,605,241	4.22%

Industrials
AAR Corp	7,392	$123,225	0.09%
ABM Industries Inc	3,547	$67,606	0.05%
Actuant Corp	4,307	$85,063	0.06%
Alexander & Baldwin Inc	467	$17,060	0.01%
Applied Industrial Technologies Inc	1,487	$40,387	0.03%
Atlas Air Worldwide Holdings Inc ***	1,956	$65,115	0.05%
Avis Budget Group ***	1,206	$11,662	0.01%
Brady Corp Cl A	8,029	$212,206	0.16%
Briggs & Stratton Corp	1,113	$15,037	0.01%
Caterpillar Inc	2,317	$171,087	0.13%
Clarcor Inc	2,260	$93,519	0.07%
Con-Way Inc	216	$4,780	0.00%
Corrections Corp Amererica ***	31,181	$707,497	0.55%
Curtiss Wright Corp	2,326	$67,059	0.05%
EnPro Industries Inc ***	517	$15,345	0.01%
Fedex Corp	1,537	$104,024	0.08%
FTI Consulting Inc ***	10,931	$402,370	0.30%
General Cable Corp ***	932	$21,762	0.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Granite Construction Inc	5,384	$101,058	0.08%
Harsco Corp	439	$8,512	0.01%
HNI Corp	18,475	$353,427	0.27%
Insituform Technologies Inc Cl A ***	2,455	$28,429	0.02%
Kaydon Corp	1,938	$55,582	0.04%
Korn / Ferry International ***	792	$9,654	0.01%
Manitowoc Inc	6,148	$41,253	0.03%
Meritor Inc ***	4,479	$31,622	0.02%
Middleby Corp ***	1,206	$84,975	0.06%
Nordson Corp	243	$9,657	0.01%
Paccar Inc	2,849	$96,353	0.07%
Pall Corp	3,426	$145,262	0.11%
Quanta Services Inc ***	3,227	$60,635	0.05%
Robert Half International Inc	1,683	$35,713	0.03%
Rockwell Collins Inc	9,675	$510,453	0.38%
RSC Holdings Inc ***	3,851	$27,458	0.02%
Southwest Airlines Co	17,069	$137,235	0.10%
Sykes Enterprises Inc ***	1,665	$24,892	0.02%
Terex Corp ***	5,012	$51,423	0.04%
United Rentals Inc ***	3,483	$58,654	0.04%
Waste Management Inc	6,202	$201,937	0.15%
Total Industrials		$4,298,988	3.24%

Information Technology
Activision Blizzard Inc	32,091	$381,883	0.29%
Acxiom Corp	18,377	$195,531	0.15%
Advanced Energy Industries Inc ***	1,953	$16,835	0.01%
Advanced Micro Devices Inc ***	10,380	$52,730	0.04%
Avnet Inc ***	13,995	$364,990	0.28%
Benchmark Electrs Inc ***	23,930	$311,329	0.23%
Blue Coat Systems Inc. ***	2,781	$38,600	0.03%
Brightpoint Inc ***	22,587	$208,252	0.16%
Brooks Automation Inc	314	$2,559	0.00%
Cadence Design Systems Inc ***	22,739	$210,108	0.16%
Cavium Inc ***	2,904	$78,437	0.06%
Cisco Systems Inc	8,788	$136,214	0.10%
Cognex Corp	556	$15,068	0.01%
Cognizant Technology Solutions Cl A ***	2,193	$137,501	0.10%
Coherent Inc ***	948	$40,726	0.03%
Diebold Inc	9,026	$248,305	0.19%
Emulex Corp ***	468	$2,995	0.00%
Factset Research Systems Inc	1,895	$168,598	0.13%
Henry Jack & Associates Inc	5,527	$160,172	0.12%
iGATE Corp	891	$10,282	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Infinera Corp ***	22,134	$170,874	0.13%
Integrated Device Technology Inc ***	1,711	$8,812	0.01%
Intuit	10,477	$497,029	0.37%
Jabil Circuit Inc	10,441	$185,745	0.14%
JDS Uniphase Corp ***	1,688	$16,829	0.01%
Kemet Corp ***	1,695	$12,119	0.01%
KLA-Tencor Corp	7,623	$291,808	0.22%
Maxim Integrated Products Inc	2,498	$58,278	0.04%
Microsemi Corp ***	9,688	$154,814	0.12%
Monolithic Power ***	4,461	$45,413	0.03%
Monster Worldwide Inc ***	2,789	$20,025	0.02%
Neustar Inc Cl A ***	10,619	$266,962	0.20%
Nuance Communications Inc ***	26,783	$544,766	0.41%
PMC-Sierra Inc ***	22,038	$131,787	0.10%
Power Integrations Inc	1,522	$46,588	0.04%
Progress Software Corp ***	4,798	$84,205	0.06%
Quest Software Inc ***	1,735	$27,552	0.02%
Rambus Inc ***	52,733	$738,262	0.56%
Red Hat Inc ***	14,230	$601,360	0.45%
RF Micro Devices Inc ***	57,326	$363,447	0.27%
Rightnow Technologies Inc ***	345	$11,402	0.01%
Riverbed Tech Inc ***	1,680	$33,533	0.03%
Sandisk Corp ***	5,890	$237,691	0.18%
Sanmina-Sci Corp ***	1,606	$10,728	0.01%
Silicon Laboratories Inc ***	164	$5,501	0.00%
Sycamore Networks Inc ***	1,534	$27,689	0.02%
Synnex Corp ***	7,279	$190,710	0.14%
Synopsys Inc***	7,977	$194,320	0.15%
Take-Two Interactive Software ***	39,562	$503,229	0.38%
Tivo Inc ***	12,869	$120,196	0.09%
Ultratech Inc ***	1,698	$29,121	0.02%
Yahoo Inc ***	33,690	$443,697	0.33%
Total Information Technology		$8,855,607	6.67%

Materials
Airgas Inc	2,692	$171,803	0.13%
AK Steel Holding Corp	2,968	$19,411	0.01%
Ashland Inc	3,316	$146,368	0.11%
Buckeye Technologies Inc	4,006	$96,585	0.07%
Cabot Corp	1,248	$30,925	0.02%
Carpenter Technology Corp	850	$38,157	0.03%
Century Aluminum Co ***	10,068	$90,008	0.07%
CF Industries Holdings Inc	86	$10,612	0.01%
Commercial Metals Co	8,852	$84,183	0.06%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Compass Minerals International Inc	991	$66,179	0.05%
Ferro Corp	7,008	$43,099	0.03%
Fuller H B Co	7,087	$129,125	0.10%
Greif Inc Cl A	1,378	$59,102	0.04%
International Paper Co	8,787	$204,298	0.15%
Louisiana-Pac Corp	8,478	$43,238	0.03%
Meadwestvaco Corp	5,470	$134,343	0.10%
Newmont Mining Corp	10,191	$641,523	0.49%
Nucor Corp	6,146	$194,459	0.15%
Packaging Corp	3,963	$92,338	0.07%
Reliance Steel & Aluminum Co	755	$25,678	0.02%
RPM Inc	6,551	$122,504	0.09%
RTI International Metals Inc ***	2,627	$61,262	0.05%
Schnitzer Steel Industries Inc Cl A	2,285	$84,088	0.06%
Sigma-Aldrich Corp	1,012	$62,531	0.05%
Titanium Metals Corp	3,296	$49,374	0.04%
Valspar Corp	12,178	$380,075	0.29%
Worthington Industries Inc	11,402	$159,286	0.12%
Total Materials		$3,240,554	2.44%

Telecommunication Services
Abovenet Inc ***	818	$43,845	0.03%
American Tower ***	11,761	$632,742	0.48%
Metropcs Communications Inc ***	3,661	$31,869	0.02%
TW Telecom Inc Cl A ***	4,486	$74,109	0.06%
Total Telecommunication Services		$782,565	0.59%

Utilities
Duke Energy Corp	46,837	$936,272	0.71%
Edison International	6,202	$237,227	0.18%
Entergy Corp	14,023	$929,585	0.70%
PG&E Corp	8,537	$361,115	0.27%
Public Service Enterprise Group	15,660	$522,574	0.39%
Scana Corp	905	$36,607	0.03%
Xcel Energy Inc	9,767	$241,147	0.18%
Total Utilities		$3,264,527	2.46%

Total Common Stocks (United States) (proceeds - $41,455,753)		$40,272,389	30.34%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)
Argentina
Financials
Grupo Financiero Galicia Sa B Adr	784	$6,492	0.00%
Total Financials		$6,492	0.00%

Bermuda
Energy
Nabors Industries Ltd ***	6,331	$77,618	0.06%
Total Energy		$77,618	0.06%

Brazil
Consumer Staples
Cia De Bebidas Das Americas-Am Adr	5,211	$159,717	0.12%
Total Consumer Staples		$159,717	0.12%

Financials
Banco Bradesco Sa Brad Adr	10,122	$149,704	0.11%
Itau Unibanco Holding S.A.	4,092	$63,508	0.05%
Total Financials		$213,212	0.16%

Industrials
Embraer SA Adr	9,406	$238,630	0.18%
Total Industrials		$238,630	0.18%

Materials
Companhia Siderurgica Nacional Adr	4,710	$37,397	0.03%
Gerdau Sa Cosg Adr	5,413	$38,595	0.03%
Vale S.A Adr	3,669	$83,653	0.06%
Total Materials		$159,645	0.12%

Total Brazil		$771,204	0.58%

Canada
Consumer Staples
Cott Corp***	2,656	$18,087	0.01%
Total Consumer Staples		$18,087	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Energy
Candian Natural	5,947	$174,069	0.14%
Pengrowth Energy Corp	5,813	$52,259	0.04%
Penn West Petroleum Ltd	3,101	$45,802	0.03%
Suncor Energy Inc	5,648	$143,685	0.11%
Ultra Petroleum Corp ***	1,981	$54,913	0.04%
Total Energy		$470,728	0.36%

Information Technology
Celestica Inc Cad Sub Vtg ***	9,319	$67,563	0.05%
Research In Motion ***	2,196	$44,579	0.03%
Total Information Technology		$112,142	0.08%

Total Canada		$600,957	0.45%

France
Health Care
Sanofi-Aventis Adr	2,045	$67,076	0.05%
Total Health Care		$67,076	0.05%

Telecommunication Services
Mobile Telesystems OJSC Adr	7,641	$93,984	0.07%
Total Telecommunication Services		$93,984	0.07%

Total France		$161,060	0.12%

Great Britain
Energy
BP Amoco Plc Adr	1,676	$60,453	0.05%
Ensco International Inc Adr	2,527	$102,167	0.08%
Total Energy		$162,620	0.13%

Health Care
Glaxo Smithkline Spons Plc Adr	2,024	$83,571	0.06%
Total Health Care		$83,571	0.06%

Materials
BHP Billiton Plc Adr	1,299	$68,951	0.05%
Total Materials		$68,951	0.05%

Total Great Britain		$315,142	0.24%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Greece
Industrials
Diana Shipping Inc	23,227	$172,344	0.13%
Total Industrials		$172,344	0.13%

Hong Kong
Energy
CNOOC Ltd Adr	948	$151,964	0.11%
Total Energy		$151,964	0.11%

Ireland
Industrials
Cooper Industries Ltd	2,067	$95,330	0.07%
Ryanair Holdings Plc Adr	1,809	$46,582	0.04%
Total Industrials		$141,912	0.11%

Materials
CRH Plc Adr	2,633	$40,838	0.03%
Total Materials		$40,838	0.03%

Total Ireland		$182,750	0.14%

Israel
Health Care
Teva Pharmaceutical	3,230	$120,221	0.09%
Total Health Care		$120,221	0.09%

Information Technology
Mellanox Technologies Ltd ***	1,206	$37,651	0.03%
Radware Ltd ***	762	$16,452	0.01%
Total Information Technology		$54,103	0.04%

Total Israel		$174,324	0.13%

Italy
Telecommunication Services
Telecom Italia S P Anew Spon Adr Ord	603	$6,518	0.00%
Total Telecommunication Services		$6,518	0.00%

Japan
Consumer Discretionary
Ahresty	800	$5,325	0.00%
Aichi Machine Ind	1,000	$3,192	0.00%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Akebono Brake Ind	3,600	$18,824	0.01%
Alpine Elec	600	$7,824	0.01%
Aoyama Trading	1,100	$19,254	0.01%
Askul Corporation	4,400	$63,655	0.05%
Autobacs Seven	300	$13,487	0.01%
Best Denki	2,500	$7,201	0.01%
Canon Marketing	2,000	$24,601	0.02%
Casio Computer	3,000	$19,268	0.01%
Chofu Seisakusho	200	$5,782	0.00%
Dentsu	3,500	$112,350	0.08%
Doshisha	200	$5,813	0.00%
Edion	16,600	$140,431	0.11%
Exedy	300	$11,475	0.01%
Fcc	2,000	$41,987	0.03%
Foster Electric	3,000	$36,122	0.03%
Hakuhodo Dy	3,040	$178,878	0.13%
Hikari Tsushin	600	$14,356	0.01%
HIS	5,600	$166,318	0.13%
Hitachi Koki	100	$756	0.00%
Ichikoh Industrial	1,000	$1,804	0.00%
Imasen Electric	200	$2,816	0.00%
Japan Wool Textile	2,000	$18,009	0.01%
Kasai Kogyo	3,000	$18,256	0.01%
Kimoto	1,500	$11,444	0.01%
Komeri	2,300	$75,919	0.06%
Mazda Motor	10,000	$20,500	0.02%
Mitsuba	1,000	$8,213	0.01%
Mizuno	4,000	$20,916	0.02%
NGK Spark Plug	8,000	$109,716	0.08%
Nidec Copal Corp	1,900	$22,089	0.02%
Nissan Motor	20,900	$187,925	0.14%
Nissan Shatai	9,000	$74,269	0.06%
Nissen Hd	400	$2,678	0.00%
NOK	2,600	$47,499	0.04%
Ohsho Food Services	100	$2,426	0.00%
Panasonic Corp Adr	1,427	$13,585	0.01%
Panasonic Corporation	1,600	$15,653	0.01%
PGM Hd	3	$1,541	0.00%
Point	760	$38,754	0.03%
Press Kogyo	1,000	$4,541	0.00%
Renown	200	$433	0.00%
Right on	1,600	$9,736	0.01%
Rinnai	600	$50,680	0.04%
Sanden	7,000	$24,795	0.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Sangetsu	100	$2,686	0.00%
Sanoh Industrial	500	$4,814	0.00%
Sanyo Shokai	1,000	$2,374	0.00%
Seiren	500	$3,542	0.00%
Sekisui House	42,000	$400,537	0.31%
Sharp	47,000	$400,044	0.31%
Sony	6,400	$125,141	0.09%
Stanley Electric	15,100	$231,776	0.17%
Suzuki Motor	17,500	$390,036	0.30%
T-Gaia Corporation	2	$4,393	0.00%
Takata	400	$9,212	0.01%
TBK	1,000	$4,489	0.00%
Toei	8,000	$39,651	0.03%
Tokai Rika	1,300	$23,716	0.02%
Tokai Rubber	200	$2,805	0.00%
Tokyo Dome	52,000	$120,096	0.09%
Toyo Tire&Rubber	5,000	$12,651	0.01%
Toyoda Gosei	8,000	$153,831	0.12%
Toyota Boshoku	8,800	$127,881	0.10%
Toyota Motor	8,500	$296,452	0.23%
TS Tech Co Ltd	4,500	$66,795	0.05%
U-Shin	8,800	$72,276	0.05%
Universal Entertainment Corporation	100	$3,035	0.00%
Yamaha	11,900	$130,779	0.10%
Yokohama Reito	100	$762	0.00%
Total Consumer Discretionary		$4,310,870	3.25%

Consumer Staples
Aderans	400	$3,747	0.00%
Aeon	29,700	$404,239	0.31%
Coca Cola Central	200	$2,839	0.00%
Fancl	200	$2,891	0.00%
House Foods	300	$5,815	0.00%
Kato Sangyo	700	$16,812	0.01%
Kikkoman	25,000	$288,693	0.23%
Kirin Holdings	12,000	$158,346	0.12%
Lion	3,000	$18,178	0.01%
Nihon Chouzai	60	$2,254	0.00%
Nippon Suisan	3,900	$14,877	0.01%
Pigeon	800	$33,060	0.02%
Takara Holdings	28,000	$171,114	0.14%
Total Consumer Staples		$1,122,865	0.85%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Energy
Aoc Holdings	16,700	$95,773	0.07%
Cosmo Oil	40,000	$100,686	0.08%
Itochu Enex	500	$2,939	0.00%
Japan Petroleum	300	$11,074	0.01%
Kanto Nat Gas Dev	3,000	$16,504	0.01%
Modec	3,700	$66,442	0.05%
Total Energy		$293,418	0.22%

Financials
Aeon Mall	6,800	$157,667	0.12%
Aichi Bank	300	$19,054	0.01%
Akita Bank	1,000	$3,296	0.00%
Bank Of Hiroshima	27,000	$134,875	0.10%
Bank Of Ryukyus	100	$1,373	0.00%
Chiba Bk	2,000	$13,987	0.01%
Credit Saison	4,500	$88,106	0.07%
Daiwa Sec Grp Inc	66,000	$250,054	0.20%
Fukui Bank	1,000	$3,348	0.00%
Fukuoka Financial Group	6,000	$25,457	0.02%
Hachijuni Bank	9,000	$55,702	0.04%
Heiwa Real Estate	3,500	$7,584	0.01%
Hokkoku Bank	2,000	$7,525	0.01%
Hyakujushi Bank	5,000	$23,095	0.02%
Iida Home	2,000	$17,075	0.01%
J Trust	13,700	$79,813	0.06%
JACCS	1,000	$3,296	0.00%
Jafco	2,000	$37,809	0.03%
Kabu Com Securities	8,800	$24,777	0.02%
Marusan Securities	700	$2,906	0.00%
Matsui Securities	21,200	$97,099	0.07%
Mitsui Fudosan	1,000	$16,128	0.01%
Monex Group Inc	449	$70,666	0.05%
Nagoya Bank	1,000	$3,516	0.00%
Nanto Bank	3,000	$18,178	0.01%
Nomura Holdings	32,500	$120,602	0.09%
Ogaki Kyoritsu Bank	3,000	$10,471	0.01%
Okasan Securities Group Inc	1,000	$3,412	0.00%
Sbi Holdings	444	$39,232	0.03%
Shiga Bank	5,000	$34,773	0.03%
Shikoku Bank	6,000	$24,912	0.02%
TOC	400	$1,946	0.00%
Tokai Tokyo Financial Hds	4,000	$12,300	0.01%
Tokio Marine Holdings	3,700	$95,247	0.07%
Tokyo Tatemono	43,000	$132,786	0.10%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Tokyu Livable Inc	200	$1,806	0.00%
Tosei	9	$2,470	0.00%
Tsukuba Bank	8,900	$33,373	0.03%
Yamaguchi Financial	8,000	$81,690	0.06%
Total Financials		$1,757,406	1.32%

Health Care
Alfresa Holdings	3,200	$134,732	0.10%
Aska Pharma	2,000	$16,867	0.01%
Daiichi Sankyo	800	$16,816	0.01%
Hisamitsu Pharmaceutical	2,500	$120,667	0.09%
Kissei Pharmaceutical	1,500	$32,989	0.02%
Kyowa Hakko Kirin Co Ltd	37,000	$416,704	0.34%
Medipal Holdings	18,400	$187,888	0.14%
Nichii Gakkan	8,400	$95,475	0.07%
Nikkiso	3,000	$26,819	0.02%
Nipro	1,600	$15,217	0.01%
Sosei Group	6	$12,401	0.01%
Suzuken	5,600	$151,714	0.11%
Torii Pharmaceutical	200	$4,147	0.00%
Total Health Care		$1,232,436	0.93%

Industrials
Amada	14,000	$93,186	0.07%
Amano	3,900	$35,371	0.03%
Asahi Glass	8,000	$79,095	0.06%
Bunka Shutter	4,000	$12,456	0.01%
Chudenko	2,200	$28,830	0.02%
CKD	3,700	$22,179	0.02%
Comsys Holdings	3,500	$35,013	0.03%
Dai Nippon Prtg	16,000	$167,740	0.13%
Daifuku	2,500	$13,591	0.01%
Daihen	35,000	$134,875	0.10%
Daikin Industries	8,000	$232,096	0.17%
Daiseki	1,200	$24,009	0.02%
Denyo	400	$5,039	0.00%
Ebara	23,000	$92,511	0.07%
Fujitec	2,000	$10,899	0.01%
Fukuyama Trans	2,000	$12,248	0.01%
Futaba	1,600	$33,195	0.03%
Glory	2,300	$54,462	0.04%
GS Yuasa	12,000	$56,675	0.04%
Hanwa	32,000	$146,150	0.11%
Hino Motors	15,000	$90,695	0.07%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Hitachi Cable	8,000	$21,071	0.02%
Hitachi Cm	9,200	$156,613	0.12%
Iino Kaiunkaisha	3,500	$18,710	0.01%
Inaba Denkisangyo	400	$12,383	0.01%
Iseki	4,000	$9,913	0.01%
Iwatani Int'L	2,000	$6,903	0.01%
Japan Airport Term	3,800	$57,440	0.04%
Japan Steel Works	8,000	$48,578	0.04%
JS Group	1,200	$33,989	0.03%
Kajima	1,000	$3,335	0.00%
Kandenko	24,000	$113,349	0.09%
Kinden	15,000	$130,593	0.10%
Kokuyo	3,900	$31,525	0.02%
Komaihaltec	7,000	$17,711	0.01%
Komatsu	2,900	$63,929	0.05%
Komori	7,900	$52,686	0.04%
Kurita Water Industrial	13,700	$388,044	0.29%
Kuroda Electric	4,400	$52,808	0.04%
Kyowa Exeo	9,300	$89,776	0.07%
Mabuchi Motor	1,500	$70,259	0.05%
Maeda Road Construction	1,000	$11,094	0.01%
Maruyama Manufacturing	3,000	$6,578	0.00%
Mitsubishi Kakoki	3,000	$6,189	0.00%
Mitsui Engineering &Shipbuilding	32,000	$54,391	0.04%
Mitsui Osk Line	29,000	$112,882	0.09%
Miura	300	$8,890	0.01%
Moshi Moshi	200	$1,970	0.00%
Namura Shipbuild	300	$973	0.00%
Nankai Electric Railway	2,000	$8,849	0.01%
NGK Insulators	5,000	$76,617	0.06%
Nidec	1,900	$155,557	0.12%
Nippo Corporation	1,000	$8,849	0.01%
Nippon Carbon	1,000	$3,192	0.00%
Nippon Konpo Unyu	2,400	$30,206	0.02%
Nippon Sharyo	1,000	$4,321	0.00%
Nippon Signal	6,700	$52,942	0.04%
Nippon Yusen	27,000	$73,918	0.06%
Nisshinbo Holdings	20,000	$176,719	0.13%
Nitto Boseki	66,000	$204,667	0.15%
Nitto Elec Works	1,300	$17,728	0.01%
Noritake	7,000	$25,158	0.02%
NPN Densetsu Kgyo	2,000	$21,538	0.02%
Okamura	3,000	$22,771	0.02%
Organo	3,000	$23,394	0.02%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Park24	7,200	$89,776	0.07%
Ryobi	4,000	$18,424	0.01%
S'Tomo Precision	7,000	$47,592	0.04%
Sanki Engineering	2,000	$11,236	0.01%
Sato Holdings	200	$2,639	0.00%
Seino Holding	23,000	$189,201	0.14%
Senko	2,000	$8,096	0.01%
Shinmaywa	4,000	$15,051	0.01%
SMC	800	$118,643	0.09%
Sodick	2,600	$12,077	0.01%
Tadano	15,000	$105,681	0.08%
Taihei Kogyo	3,000	$14,363	0.01%
Taisei	30,000	$83,689	0.06%
Takara Standard	2,000	$16,738	0.01%
Takasago Termal	5,100	$44,732	0.03%
Takeuchi Manufacturing	1,600	$12,165	0.01%
Toda	13,000	$51,614	0.04%
Toko Electric	7,000	$31,244	0.02%
Tokyu	78,000	$394,698	0.30%
Toshiba Plant Systems	3,000	$30,011	0.02%
Toto	11,000	$98,765	0.07%
Toyo Engineering	3,000	$10,120	0.01%
Toyo Tanso	300	$12,651	0.01%
Toyota Tsusho	20,600	$358,428	0.27%
Tsubakimoto Chain	6,000	$31,685	0.02%
Ushio	12,700	$195,432	0.15%
Weathernews	600	$19,462	0.01%
Yamato Holdings	21,900	$403,211	0.30%
Yamazen	400	$3,010	0.00%
Yokogawa Bridge Holdings Corp	5,000	$30,037	0.02%
Yushin Precision	100	$1,902	0.00%
Total Industrials		$6,331,696	4.77%

Information Technology
Arisawa Manufacturing	100	$487	0.00%
CMK	26,000	$107,952	0.08%
Daishinku	2,000	$6,799	0.01%
Dts Corporation	300	$3,768	0.00%
Eizo Nanao	5,100	$113,022	0.09%
Elpida Memory	8,100	$52,128	0.04%
Fujitsu	30,000	$143,633	0.11%
Hitachi High-Tech	8,300	$168,754	0.13%
Hitachi Kokusai Electric	9,000	$58,504	0.04%
Hoshiden	2,200	$15,757	0.01%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Hoya	15,700	$367,284	0.27%
Icom	300	$7,734	0.01%
Internet Initiative	3	$14,169	0.01%
Itochu Techno-Solutions	5,200	$236,144	0.18%
Kaga Electronics	500	$5,385	0.00%
Konica Minolta Holdings	22,500	$156,186	0.12%
Micronics Japan	1,300	$8,164	0.01%
Mimasu Semiconductor	1,300	$12,313	0.01%
Mitsui High-Tec	1,200	$5,917	0.00%
Mitsumi Electric	6,100	$41,473	0.03%
Nihon Dempa Kogyo	1,200	$13,515	0.01%
Nihon Unisys	8,700	$49,330	0.04%
Nintendo	500	$73,698	0.06%
Nippon Electric Glass	8,000	$73,905	0.06%
OBIC	370	$72,347	0.05%
Omron	4,400	$87,690	0.07%
Otsuka Shokai	900	$62,591	0.05%
Panasonic Electric Works Sunx	400	$2,444	0.00%
Rohm	1,000	$52,678	0.04%
Ryosan	1,300	$28,961	0.02%
Ryoyo Electro	200	$1,907	0.00%
Sansin Electrics	2,500	$21,895	0.02%
Shimadzu	5,000	$42,753	0.03%
Shindengen Electric	3,000	$12,651	0.01%
Shinkawa	5,900	$33,300	0.03%
Shinko Shoji	300	$2,433	0.00%
SMK	6,000	$22,576	0.02%
Sumida Corp	2,700	$24,207	0.02%
Systena	17	$14,095	0.01%
Tokyo Electronic	2,200	$101,620	0.08%
Toshiba	7,000	$29,064	0.02%
Toshiba Tec	3,000	$11,366	0.01%
Trans Cosmos	200	$2,434	0.00%
Ulvac	2,300	$31,126	0.02%
Uniden	21,000	$77,110	0.06%
Wacom	79	$93,072	0.07%
Wellnet	12	$10,074	0.01%
Y.A.C	500	$4,158	0.00%
Yokogawa Electric	42,100	$404,222	0.29%
Total Information Technology		$2,982,795	2.25%

Materials
Adeka	1,800	$19,501	0.01%
Aichi Steel	8,000	$48,163	0.04%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Air Water	8,000	$99,855	0.08%
Daicel Corp	7,000	$40,417	0.03%
Daiken	1,000	$3,438	0.00%
Dainichiseika	4,000	$20,708	0.02%
Daio Paper	4,000	$37,575	0.03%
Denki Kagakukogyo	37,000	$143,062	0.11%
DIC	65,000	$119,759	0.09%
Fujimi	3,700	$44,263	0.03%
Furukawa Sky Alm	12,000	$34,565	0.03%
Godo Steel	8,000	$18,476	0.01%
Hodogaya Chemical	5,000	$18,424	0.01%
JFE Holdings	10,000	$204,615	0.15%
JSR	9,700	$169,404	0.13%
Kaneka	5,000	$28,545	0.02%
Kansai Paint	30,000	$290,380	0.21%
Kobe Steel	22,000	$37,394	0.03%
Kumiai Chemical Industrial	2,000	$7,162	0.01%
Kurimoto	1,000	$1,583	0.00%
Kyoei Steel	9,200	$156,255	0.12%
Mitsubishi Gas Chemical	10,000	$62,410	0.05%
Neturen	600	$5,154	0.00%
Nippon Denko	11,000	$58,945	0.04%
Nippon Paint	7,000	$56,947	0.04%
Nitto Denko	2,900	$116,269	0.09%
NOF	19,000	$100,335	0.08%
NPN Synthetic Chemical	1,000	$5,294	0.00%
Okura Industrial	3,000	$11,522	0.01%
Osaka Titanium Technologies	2,300	$97,286	0.07%
Pacific Metals	4,000	$23,355	0.02%
Rengo	2,000	$15,414	0.01%
Sakai Chemical Industrial	8,000	$36,226	0.03%
Sanyo Sp Steel	6,000	$34,098	0.03%
Sekisui Plastics	3,000	$13,234	0.01%
Shin-Etsu Chemical	500	$24,847	0.02%
Shin-Etsu Polymer	2,600	$14,169	0.01%
Showa Denko	25,000	$49,954	0.04%
Taiyo Hd	100	$2,801	0.00%
Takasago International	1,000	$4,918	0.00%
Teijin	13,000	$47,398	0.04%
Toho Titanium	2,700	$45,682	0.03%
Toho Zinc	4,000	$15,155	0.01%
Tokyo Ohka Kogyo	4,900	$100,325	0.08%
Tokyo Steel Manufacturing	14,200	$136,709	0.10%
Yamato Kogyo	7,400	$195,966	0.15%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Yodogawa Steel	6,000	$27,948	0.02%
Total Materials		$2,845,905	2.14%

Utilities
Chugoku Ele	5,600	$99,617	0.08%
Saibu Gas	2,000	$5,449	0.00%
Shikoku Ele	14,600	$405,011	0.30%
Tohoku Electric	500	$7,006	0.01%
Total Utilities		$517,083	0.39%

Total Japan		$21,394,474	16.12%

Luxembourg
Energy
Tenaris S A Adr	1,507	$38,353	0.03%
Total Energy		$38,353	0.03%

Materials
Arcelor Mittal N.V. Rotterdam Cl A Adr	732	$11,646	0.01%
Total Materials		$11,646	0.01%

Total Luxembourg		$49,999	0.04%

Mexico
Telecommunication Services
America Movil Sab De Cv	4,342	$95,871	0.07%
Total Telecommunication Services		$95,871	0.07%

Netherlands
Industrials
Aercap Holdings ***	1,890	$18,749	0.01%
CNH Global N.V.	646	$16,951	0.01%
Royal Philips Electronics Nv Adr	5,556	$99,675	0.08%
Total Industrials		$135,375	0.10%

Information Technology
Stmicroelectronics Nv Adr	22,267	$144,736	0.11%
Total Information Technology		$144,736	0.11%

Total Netherlands		$280,111	0.21%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

Panama
Consumer Discretionary
Carnival Corp	818	$24,785	0.02%
Total Consumer Discretionary		$24,785	0.02%

People's Republic Of China
Energy
China Petroleum & Chemical -Adr	756	$72,425	0.07%
Total Energy		$72,425	0.07%

South Africa
Energy
Sasol Ltd Adr	6,478	$263,007	0.20%
Total Energy		$263,007	0.20%

Materials
Gold Fields Ltd Adr	17,840	$273,309	0.20%
Total Materials		$273,309	0.20%

Total South Africa		$536,316	0.40%

Switzerland
Energy
Noble Corporation	1,551	$45,522	0.03%
Transocean Ltd	544	$25,971	0.02%
Total Energy		$71,493	0.05%

Financials
UBS ***	3,661	$41,845	0.03%
Total Financials		$41,845	0.03%

Industrials
Foster Wheeler Ltd ***	807	$14,357	0.02%
Total Industrials		$14,357	0.02%

Total Switzerland		$127,695	0.10%

Total Common Stocks (Non-United States) (proceeds - $25,072,049)		$25,202,049	18.99%

Total investment securities sold short (proceeds - $66,527,802)		$65,474,438	49.33%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities.  The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period.  The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date.  Securities transactions are recorded on the trade date.  Realized gains and losses from security transactions are determined using the identified cost method.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction.  Other securities brokerage fees and stock loan fees are recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest is recorded on the accrual basis.  U.S. government securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

C.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

D.	Financial Accounting Standards Codification 820

ASC 820, Fair Value Measurement and Disclosures, provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2011, the Trust did not have any Level 3 assets or liabilities.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The following table sets forth by level within the fair value heirarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2011.

	Fair Value at September 30, 2011

Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$65,503,890	$0	$0	$65,503,890

U.S. Government Securities	0	10,999,988	0	10,999,988

Exchange traded futures contracts
Agricultural	663,034	0	0	663,034
Energy	363,555	0	0	363,555
Long-term interest rates	161,054	0	0	161,054
Metals	3,569,510	0	0	3,569,510
Short-term interest rates	10,871	0	0	10,871
Stock indices	177,495	0	0	177,495

Forward currency contracts	0	9,758,608	0	9,758,608

Total Assets	$70,449,409	$20,758,596	$0	$91,208,005

Liabilities

Common Stocks	$(65,474,438)	$0	$0	$(65,474,438)

Exchange traded futures contracts
Agricultural	(452,186)	0	0	(452,186)
Energy	(402,449)	0	0	(402,449)
Long-term interest rates	(703,744)	0	0	(703,744)
Metals	(2,156,128)	0	0	(2,156,128)
Short-term interest rates	(357,197)	0	0	(357,197)
Stock indices	(259,013)	0	0	(259,013)

Forward currency contracts	0	(13,681,368)	0	(13,681,368)

Total Liabilities	$(69,805,155)	$(13,681,368)	$0	$(83,486,523)

* See the Complete Schedule of Investments for additional detail categorization.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2011 was as follows:

Investment securities	$76,503,778
Securities sold short	$(65,474,438)
Open forward currency contract	$(1,562,086)
Open futures contracts	$(403,481)

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value.  Net unrealized depreciation for federal income tax purposes was $1,342,391 (gross unrealized appreciation was $5,578,286 and gross unrealized depreciation was $6,920,677).

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Roussin
Stephen C. Roussin, Chief Executive Officer

Date	November 29, 2011

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2011